PREPAIDS AND OTHER RECEIVABLES DISCLOSURE: SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Prepaids and other receivables	$ 126,715	$ 152,947
Chilean corporate tax prepayment
Prepaids and other receivables	0	652
GST receivable
Prepaids and other receivables	4,578	11,785
Prepaid deposits for drilling program
Prepaids and other receivables	0	21,065
Prepaid expenses for general and administrative fees
Prepaids and other receivables	$ 122,137	$ 119,445